EQ ADVISORS TRUSTSM

EQ/ClearBridge Large Cap Growth ESG Portfolio

EQ/Large Cap Value Managed Volatility Portfolio

Multimanager Aggressive Equity Portfolio

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED DECEMBER 30, 2024 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for certain Portfolios:

Effective December 31, 2024, Erica Furfaro of ClearBridge Investments, LLC has been appointed as a Portfolio Manager for the EQ/ClearBridge Large Cap Growth ESG Portfolio, succeeding Peter Bourbeau. All references to Peter Bourbeau in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective December 31, 2024, Thomas Crowley of Massachusetts Financial Services Company (“MFS”) has been appointed as a Portfolio Manager for the portion of the EQ/Large Cap Value Managed Volatility Portfolio managed by MFS.

Effective January 1, 2025, Jon Michael Friar of T. Rowe Price Associates, Inc. (“T. Rowe Price”) has been appointed as a Portfolio Manager for the portion of the Multimanager Aggressive Equity Portfolio managed by T. Rowe Price.

Effective December 31, 2024, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/ClearBridge Large Cap Growth ESG Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Margaret Vitrano	Managing Director and Portfolio Manager of ClearBridge	December 2016
Erica Furfaro	Director and Portfolio Manager of ClearBridge	December 2024

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — ClearBridge Investments, LLC” is amended by deleting the second paragraph in its entirety and replacing it with the following:

Margaret Vitrano and Erica Furfaro are jointly and primarily responsible for the investment decisions for the EQ/ClearBridge Large Cap Growth ESG Portfolio.

Margaret Vitrano, Portfolio Manager and Managing Director of ClearBridge. She joined ClearBridge or its predecessor in 1997 and has 28 years of investment industry experience.

Erica Furfaro, Director and Portfolio Manager of ClearBridge. She joined ClearBridge or its predecessor in 2019 and has 19 years of investment industry experience.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — ClearBridge Investments, LLC” is amended to include the following information:

ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as November 30, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/ClearBridge Large Cap Growth ESG Portfolio
Erica Furfaro	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of November 30, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/ClearBridge Large Cap Growth ESG Portfolio
Erica Furfaro	X

*****

The section of the Summary Prospectus and Prospectus entitled “EQ/Large Cap Value Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Nevin Chitkara†	Investment Officer and Portfolio Manager of MFS	May 2014
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	December 2019
Thomas Crowley	Investment Officer and Portfolio Manager of MFS	December 2024
Kate Mead	Investment Officer and Institutional Portfolio Manager of MFS*	May 2019
†	On or about May 1, 2026, Nevin Chitkara will no longer serve as a Portfolio Manager of the Portfolio.
*	An Institutional Portfolio Manager contributes to the day-to-day management of the Portfolio but does not generally determine which securities to purchase or sell.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended by deleting the third paragraph in its entirety and replacing it with the following:

Katherine Cannan, Nevin Chitkara, Thomas Crowley, and Kate Mead are jointly and primarily responsible for the investment decisions for a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio. Kate Mead generally contributes to the day-to-day management of a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio through such means as participating in the research process and strategy discussions, communicating investment policy, assessing portfolio risk, and managing daily cash flows, but does not generally determine which securities to purchase or sell for the Portfolio.

Katherine Cannan is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2013.

Nevin Chitkara is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 1997. Effective May 1, 2026, Nevin Chitkara will no longer serve as a Portfolio Manager of the Portfolio.

Thomas Crowley is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2007.

Kate Mead is an Investment Officer and Institutional Portfolio Manager of MFS and has been employed in the investment area of MFS since 1997.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — MFS Investment Management” is amended to include the following information:

MFS Investment Management (“MFS” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as November 30, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Value Managed Volatility Portfolio
Thomas Crowley	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of November 30, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Large Cap Value Managed Volatility Portfolio
Thomas Crowley	X

*****

Effective January 1, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “Multimanager Aggressive Equity Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Sub-Adviser”)” is amended by replacing the current information with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Taymour R. Tamaddon, CFA®	Vice President and Portfolio Manager of T. Rowe Price	January 2017
Jon Michael Friar	Vice President and Portfolio Manager of T. Rowe Price	January 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — T. Rowe Price Associates, Inc.” is deleted in its entirety and replaced with the following:

Taymour R. Tamaddon, CFA®, a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc., has joint responsibility for the security selection, research and trading for a portion of the Active Allocated Portion of Multimanager Aggressive Equity Portfolio. He is a Co-Chair of the Investment Advisory Committee for the US Large-Cap Growth Equity Strategy. Mr. Tamaddon joined T. Rowe Price in 2004 and has served as an equity research analyst and as a portfolio manager (beginning in 2013).

Jon Michael Friar, a Co-Portfolio Manager of T. Rowe Price Associates, Inc., has primary responsibility for the security selection, research and trading for a portion of the Active Allocated Portion of Multimanager Aggressive Equity Portfolio. He is a Co-Chair of the Investment Advisory Committee for the US Large-Cap Growth Equity Strategy. Mr. Friar joined T. Rowe Price in 2011 and during the past five year, he has served as an investment analyst in the Firm’s U.S. Equity Division and as an associate portfolio manager.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — T. Rowe Price Associates, Inc.” is amended to include the following information:

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of November 30, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multimanager Aggressive Equity Portfolio
Jon Michael Friar	1	$541.5M	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of November 30, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

Multimanager Aggressive Equity Portfolio
Jon Michael Friar	X

*****

Effective December 31, 2024, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC” is amended to include the following information:

FIAM LLC (“FIAM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of October 31, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Fidelity Institutional AM® Large Cap Portfolio
Pranay Kirpalani	4	$314	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
Christopher Lin	2	$33,183	1	$4,923	NA	NA	1	$30,680	NA	NA	NA	NA

Ownership of Shares of the Portfolio as of October 31, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AM® Large Cap Portfolio
Pranay Kirpalani	X
Christopher Lin	X

*****